DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGE ACCOUNTING (Tables)	12 Months Ended
Dec. 31, 2018
Derivative Financial Instruments And Hedge Accounting
Schedule of derivative instruments portfolio

As of December 31, 2018 and 2017 the Bank holds the following portfolio of derivative instruments:

	As of December 31, 2018
	Notional amount				Fair value
	Up to 3 Months	More than 3 months to 1 year	More than 1 year	Total	Assets	Liabilities
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Fair value hedge derivatives
Interest rate swaps	80,000	491,600	1,191,012	1,762,612	14,789	9,188
Cross currency swaps	-	1,276,909	6,706,197	7,983,106	96,357	36,708
Subtotal	80,000	1,768,509	7,897,209	9,745,718	111,146	45,896

Cash flow hedge derivatives
Currency forwards	205,750	168,151	-	373,901	-	8,013
Cross currency swaps	1,920,900	1,970,412	9,191,209	13,082,521	79,859	32,712
Subtotal	2,126,650	2,138,563	9,191,209	13,456,422	79,859	40,725

Trading derivatives
Currency forwards	15,301,943	13,080,875	6,062,183	34,445,001	613,063	466,741
Interest rate swaps	12,024,095	22,064,681	69,453,618	103,542,394	723,870	577,835
Cross currency swaps	2,173,111	8,853,306	68,976,339	80,002,756	1,568,365	1,385,314
Call currency options	26,731	60,235	57,579	144,545	4,332	854
Call interest rate options	-	-	-	-	-	-
Put currency options	23,411	50,445	56,392	130,248	-	363
Other derivatives	-	-	-	-	-	-
Subtotal	29,549,291	44,109,542	144,606,111	218,264,944	2.909.630	2.431.107

Total	31,755,941	48,016,614	161,694,529	241,467,084	3,100,635	2,517,728

	As of December 31, 2017
	Notional amount				Fair value
	Up to 3 months	More than 3 months to 1 year	More than 1 year	Total	Assets	Liabilities
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Fair value hedge derivatives
Interest rate swaps	-	162,985	1,554,171	1,717,156	23,003	1,424
Cross currency swaps	-	715,701	5,362,772	6,078,473	15,085	65,724
Subtotal	-	878,686	6,916,943	7,795,629	38,088	67,148

Cash flow hedge derivatives
Currency forwards	801,093	218,982	-	1,020,075	39,233	59
Cross currency swaps	421,428	1,637,604	6,672,566	8,731,598	36,403	128,355
Subtotal	1,222,521	1,856,586	6,672,566	9,751,673	75,636	128,414

Trading derivatives
Currency forwards	17,976,683	10,679,327	3,091,393	31,747,403	412,994	502,555
Interest rate swaps	9,069,964	14,389,389	46,342,779	69,802,132	467,188	392,366
Cross currency swaps	2,963,641	7,503,144	47,111,371	57,578,156	1,241,632	1,042,120
Call currency options	190,386	37,099	49,853	277,338	1,322	1,950
Call interest rate options	-	-	-	-	-	-
Put currency options	192,722	28,616	50,470	271,808	1,787	4,935
Other derivatives	-	-	-	-	-	-
Subtotal	30,393,396	32,637,575	96,645,866	159,676,837	2,124,923	1,943,926

Total	31,615,917	35,372,847	110,235,375	177,224,139	2,238,647	2,139,488

Schedule of fair value hedged

Below is a detail of the hedged elements and hedge instruments under fair value hedges as of December 31, 2018 and 2017, classified by term to maturity:

	As of December 31, 2018
	Within 1 year	Between 1 and 3 years	Between 3 and 6 years	Over 6 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$

Hedged item
Loans and accounts receivable from customers:
Endorsable mortgage mutual loans	653.872	1.272.382	276.590	603.818	2.806.662
Available for sale investments
Yankee bonds	-	-	-	172,072	172,072
Mortgage financing bonds	-	-	3,779	-	3,779
Treasury bonds (BTP)	-	-	-	174,440	174,440
Chilean Treasury bonds	-	304,818	-	220,041	524,859
Chilean Central Bank bonds	-	449,730	-	-	449,730
Time deposits and other time liabilities
Time deposits	321,600	-	-	164,413	486,013
Issued debt instruments
Senior bonds	708,624	1,117,779	1,298,470	2,003,289	5,128,162
Total	1,684,096	3,144,709	1,578,839	3,338,073	9,745,717
Hedging instrument
Cross currency swaps	1,112,496	2,794,709	1,228,839	2,847,061	7,983,105
Interest rate swaps	571,600	350,000	350,000	491,012	1,762,612
Total	1,684,096	3,144,709	1,578,839	3,338,073	9,745,717

	As of December 31, 2017
	Within 1 year	Between 1 and 3 years	Between 3 and 6 years	Over 6 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$

Hedged item
Loans and accounts receivable from customers:
Endorsable mortgage mutual loans	587,412	801,230	106,910	-	1,495,552
Available for sale investments
Yankee bonds	-	-	6,169	64,769	70,938
Mortgage financing bonds	-	-	4,738	-	4,738
Treasury bonds (BTP)	-	-	-	129,539	129,539
Chilean Treasury bonds	-	21,377	762,727	-	784,104
Chilean Central Bank bonds (BCP)	128,289	218,640	443,357	-	790,286
Time deposits and other time liabilities
Time deposits	137,985	-	-	-	137,985
Issued debt instruments
Senior bonds	25,000	1,399,686	670,488	2,287,313	4,382,487
Total	878,686	2,440,933	1,994,389	2,481,621	7,795,629
Hedging instrument
Cross currency swaps	715,701	1,512,238	1,813,221	2,037,313	6,078,473
Interest rate swaps	162,985	928,695	181,168	444,308	1,717,156
Total	878,686	2,440,933	1,994,389	2,481,621	7,795,629

Schedule of cash flow hedged

Below is the notional amount of the hedged items as of December 31, 2018 and 2017, and the period when the cash flows will be generated:

	As of December 31, 2018
	Within 1 year	Between 1 and 3 years	Between 3 and 6 years	Over 6 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged item
Loans and accounts receivables from customers
Mortgage loans	1,890,696	3,026,824	1,459,389	2,467,090	8,843,999
Commercial loans	39,809	69,776	-	-	109,585
Available for sale investments
Yankee bond	-	-	-	-	-
Chilean Central Bank bonds	-	-	246,306		246,306
Time deposits	-	-	166,628	-	166,628
Time deposits and other time liabilities
Time deposits	-	-	-	-	-
Issued debt instruments
Senior bonds (variable rate)	-	666,823	-	-	666,823
Senior bonds (fixed rate)	456,478	203,594	450,835	503,721	1,614,628
Interbank borrowings
Interbank loans	1,764,348	-	-	-	1,764,348
Total	4,151,331	3,967,017	2,323,158	2,970,811	13,412,317
Hedging instrument
Cross currency swaps	3,891,311	3,853,136	2,323,158	2,970,811	13,038,416
Currency forwards	260,020	113,881	-	-	373,901
Total	4,151,331	3,967,017	2,323,158	2,970,811	13,412,317

	As of December 31, 2017
	Within 1 year	Between 1 and 3 years	Between 3 and 6 years	Over 6 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged item
Loans and accounts receivables from customers
Mortgage loans	1,153,348	583,061	1,335,141	2,353,871	5,425,421
Commercial loans	644,608	-	-	-	644,608
Available for sale investments
Yankee bond	-	-	25,290	132,572	157,862
Chilean Central Bank bonds	-	-	242,819	-	242,819
Time deposits	-	-	-	-	-
Time deposits and other time liabilities
Time deposits	-	-	-	-	-
Issued debt instruments
Senior bonds (variable rate)	120,520	647,550	302,454	-	1,070,524
Senior bonds (fixed rate)	241,183	121,619	224,401	300,874	888,077
Interbank borrowings
Interbank loans	919,448	402,914	-	-	1,322,362
Total	3,079,107	1,755,144	2,130,105	2,787,317	9,751,673
Hedging instrument
Cross currency swaps	2,059,032	1,755,144	2,130,105	2,787,317	8,731,598
Currency forwards	1,020,075	-	-	-	1,020,075
Total	3,079,107	1,755,144	2,130,105	2,787,317	9,751,673

Schedule of forecasted cash flows for interest rate risk

Below is a detail of the hedged elements and hedge instruments under fair value hedges as of December 31, 2018 and 2017, classified by term to maturity:

	As of December 31, 2018
	Within 1 year	Between 1 and 3 years	Between 3 and 6 years	Over 6 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$

Hedged item
Loans and accounts receivable at amortised cost
Endorsable mortgage mutual loans	653,872	1,272,382	276,590	603,818	2,806,662
Debt instruments at FVOCI
Yankee bonds	-	-	-	172,072	172,072
Mortgage financing bonds	-	-	3,779	-	3,779
Treasury bonds (BTP)	-	-	-	174,440	174,440
Chilean Treasury bonds	-	304,818	-	220,041	524,859
Chilean Central Bank bonds	-	449,730	-	-	449,730
Time deposits and other time liabilities
Time deposits	321,600	-	-	164,413	486,013
Issued debt instruments
Senior bonds	708,624	1,117,779	1,298,470	2,003,289	5,128,162
Total	1,684,096	3,144,709	1,578,839	3,338,073	9,745,717
Hedging instrument
Cross currency swaps	1,112,496	2,794,709	1,228,839	2,847,061	7,983,105
Interest rate swaps	571,600	350,000	350,000	491,012	1,762,612
Total	1,684,096	3,144,709	1,578,839	3,338,073	9,745,717

	As of December 31, 2017
	Within 1 year	Between 1 and 3 years	Between 3 and 6 years	Over 6 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$

Hedged item
Loans and accounts receivable from customers
Endorsable mortgage mutual loans	587,412	801,230	106,910	-	1,495,552
Available for sale investments
Yankee bonds	-	-	6,169	64,769	70,938
Mortgage financing bonds	-	-	4,738	-	4,738
Treasury bonds (BTP)	-	-	-	129,539	129,539
Chilean Treasury bonds	-	21,377	762,727	-	784,104
Chilean Central Bank bonds (BCP)	128,289	218,640	443,357	-	790,286
Time deposits and other time liabilities
Time deposits	137,985	-	-	-	137,985
Issued debt instruments
Senior bonds	25,000	1,399,686	670,488	2,287,313	4,382,487
Total	878,686	2,440,933	1,994,389	2,481,621	7,795,629
Hedging instrument
Cross currency swaps	715,701	1,512,238	1,813,221	2,037,313	6,078,473
Interest rate swaps	162,985	928,695	181,168	444,308	1,717,156
Total	878,686	2,440,933	1,994,389	2,481,621	7,795,629

Schedule of forecasted cash flows for inflation risk

Below is the notional amount of the hedged items as of December 31, 2018 and 2017, and the period when the cash flows will be generated:

	As of December 31, 2018
	Within 1 year	Between 1 and 3 years	Between 3 and 6 years	Over 6 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged item
Loans and accounts receivable at amortised cost
Mortgage loans	1,890,696	3,026,824	1,459,389	2,467,090	8,843,999
Commercial loans	39,809	69,776	-	-	109,585
Debt instruments at FVOCI
Yankee bond	-	-	-	-	-
Chilean Central Bank bonds	-	-	246,306		246,306
Time deposits	-	-	166,628	-	166,628
Time deposits and other time liabilities
Time deposits	-	-	-	-	-
Issued debt instruments
Senior bonds (variable rate)	-	666,823	-	-	666,823
Senior bonds (fixed rate)	456,478	203,594	450,835	503,721	1,614,628
Interbank borrowings
Interbank loans	1,764,348	-	-	-	1,764,348
Total	4,151,331	3,967,017	2,323,158	2,970,811	13,412,317
Hedging instrument
Cross currency swaps	3,891,311	3,853,136	2,323,158	2,970,811	13,038,416
Currency forwards	260,020	113,881	-	-	373,901
Total	4,151,331	3,967,017	2,323,158	2,970,811	13,412,317

	As of December 31, 2017
	Within 1 year	Between 1 and 3 years	Between 3 and 6 years	Over 6 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged item
Loans and accounts receivables from customers
Mortgage loans	1,153,348	583,061	1,335,141	2,353,871	5,425,421
Commercial loans	644,608	-	-	-	644,608
Available for sale investments
Yankee bond	-	-	25,290	132,572	157,862
Chilean Central Bank bonds	-	-	242,819	-	242,819
Time deposits	-	-	-	-	-
Time deposits and other time liabilities
Time deposits	-	-	-	-	-
Issued debt instruments
Senior bonds (variable rate)	120,520	647,550	302,454	-	1,070,524
Senior bonds (fixed rate)	241,183	121,619	224,401	300,874	888,077
Interbank borrowings
Interbank loans	919,448	402,914	-	-	1,322,362
Total	3,079,107	1,755,144	2,130,105	2,787,317	9,751,673
Hedging instrument
Cross currency swaps	2,059,032	1,755,144	2,130,105	2,787,317	8,731,598
Currency forwards	1,020,075	-	-	-	1,020,075
Total	3,079,107	1,755,144	2,130,105	2,787,317	9,751,673

Schedule of market adjustment of cash flow hedges produced by hedge instruments
The accumulated effect of the mark to market adjustment of cash flow hedges produced by hedge instruments used in hedged cash flow was recorded in the Consolidated Statements of Changes in Equity, specifically within Other comprehensive income, as of December 31, 2018 and 2017, is as follows:

	As of December 31,
Hedged item	2018	2017
	MCh$	MCh$

Interbank loans	309	(4,779)
Time deposits and other time liabilities	-	-
Issued debt instruments	(10,893)	(8,683)
Available for sale investments	-	(364)
Loans and accounts receivable from customers	-	10,264
Debt instruments at FVOCI	(1,392)	-
Loans and accounts receivable at amortised cost	21,779	-
Net flows	9,803	(3,562)

Schedule of cash flow hedges amount reclassified from other comprehensive income

Below is a presentation of income generated by cash flow hedges amount that were reclassified from other comprehensive income to income for the year:

	For the years ended December 31,
	2018	2017	2016
	MCh$	MCh$	MCh$

Bond hedging derivatives	-	-	(77)
Interbank loans hedging derivatives	(683)	-	-

Cash flow hedge net gain (loss)	(683)	-	(77)
See Note 25 - Equity, letter e)